Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Total trading assets	¥ 6,512,061	¥ 4,585,915
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	5,674,162	4,229,845
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 837,899	¥ 356,070